Supplemental Cash Flow Information - Assets, Liabilities and Other Items of Bonsai Garage Corporation Transferred in Connection with Deconsolidation (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Cash and cash equivalents		¥ 256,978	¥ 123,606	¥ 134,698	¥ 33,652
Current liabilities		(123,226)	(101,417)
Gain on divestiture of business and subsidiary		24,794	10,444	1,731
Cash disposed on loss of control of subsidiary		¥ (2,043)	¥ (581)	¥ (485)
Bonsai Garage Corporation [member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Cash and cash equivalents	¥ 3
Other current assets	10
Current liabilities	(34)
Gain on divestiture of business and subsidiary	21
Consideration received	0
Cash disposed on loss of control of subsidiary	¥ (3)